DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Derivative Liabilities [Abstract]
Disclosure of detailed information about derivative liabilities [Table Text Block]
Derivative
(In thousands of U.S. Dollars)	liabilities
Balance, December 31, 2017	$587
Derivative related to convertible notes	343
Change in fair value estimates	(358)
Balance, December 31, 2018	572
Change in fair value estimates	(105)
Fair value of warrants issued on conversion	(291)
Balance, December 31, 2019	$176